Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net loss for the year	R (850)	R (2,607)	R (4,473)
Other comprehensive income for the year, net of income tax	(1,958)	(684)	(660)
Items that may be reclassified subsequently to profit or loss	(1,998)	(677)	(647)
Foreign exchange translation gain/(loss)	1,199	(50)	83
Remeasurement of gold hedging contracts	(3,197)	(627)	(730)
Items that will not be reclassified to profit or loss:	40	(7)	(13)
Gain on assets measured at fair value through other comprehensive income	25	0	0
Actuarial gain/(loss)	17	(7)	(11)
Deferred taxation thereon	(2)	0	(2)
Total comprehensive income for the year	(2,808)	(3,291)	(5,133)
Attributable to:
Non-controlling interest	12	0	0
Owners of the parent	R (2,820)	R (3,291)	R (5,133)